Equity Based Compensation (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended		12 Months Ended
	Mar. 11, 2023	Mar. 10, 2023	Nov. 11, 2022	Mar. 11, 2022	Nov. 02, 2021	Oct. 19, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 18, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average, term									9 years
Stock Option Exercise Price						$ 13.09
Outstanding Options, Granted									2,700
Outstanding Options, Forfeited							100,000		600
Weighted average grant date fair value			$ 3.66	$ 3.99					$ 3.71
Stock options outstanding							9,700,000		6,100	4,100
Costs Incurred, Development Costs							$ 500
Compensation expense expected to be recognized									3 years
Weighted-Average Grant Date Fair Value Per Share, Forfeited									$ 11.24
Capitalized development costs									$ 100
Special dividend per share												$ 0.23
Weighted-average grant-date fair value per share, stock options outstanding									$ 12.09	$ 13.39
Stock option, exercise price, decrease					$ 0.23
Directors | Class A Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend Paid Date					Nov. 02, 2021
Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period									10 years
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted in period	2,500,000								1,787
Vested, amount							$ 500	$ 100
Weighted average, term							3 years
Outstanding Options, Forfeited							100,000
Weighted average grant date fair value	$ 7.17
Shares Outstanding							4,500,000		2,600,000
Unrecognized compensation expense							$ 41,700
Equity-based compensation expense							$ 2,700	1,300	$ 8,400	$ 800	$ 0
Unrecognized compensation expense									$ 26,600
RSUs | Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years							3 years
Vested, amount									$ 3,500
Weighted average, term		10 years					3 years
Stock Option Exercise Price		$ 7.17					$ 0
Outstanding Options, Granted		3,600,000	100,000	2,600,000		3,100,000
Weighted average grant date fair value							$ 3.3
Stock options outstanding									6,100,000
Unrecognized compensation expense							$ 29,100
Equity-based compensation expense							1,800	1,100	$ 6,200	$ 800	0
Compensation expense expected to be recognized									3 years
Unrecognized compensation expense									$ 19,100
Weighted-Average Grant Date Fair Value Per Share, Forfeited									$ 3.83
Weighted-average grant-date fair value per share, stock options outstanding									$ 3.82	$ 3.71
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Option Exercise Price			$ 8.22	$ 10.26		$ 15
Outstanding Options, Granted						1,000,000
Profit Interests [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense							$ 3,500
Equity-based compensation expense								$ 1,000	$ 4,500	$ 4,400	$ 4,300
Compensation expense expected to be recognized							2 years		2 years
Unrecognized compensation expense									$ 4,500